Note 10 - Government Grants and Contracts (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue from Grants	$ 295,735	$ 47,600	$ 828,918	$ 428,081	$ 882,956
NIH Grants [Member]
Revenue from Grants	295,735	$ 47,600	828,918	$ 428,081	$ 882,956
Unused Grant Funds	$ 867,911		$ 505,487